As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

McIntyre Global Equity Fund
Portfolio of Investments by Industry at June 30, 2006 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value

Commercial Services & Supplies - 5.1%
Cendant Corp. (United States)	30,000	$488,700

Communications Equipment - 12.3%
Juniper Networks, Inc. (United States)*	20,000	319,800
Motorola, Inc. (United States)	20,000	403,000
Nortel Networks Corp. (Canada)*#	100,000	224,000
Openwave Systems, Inc. (United States)*	20,000	230,800
		1,177,600

Drilling Oil & Gas Wells - 6.4%
Pioneer Drilling Co. (United States)*	40,000	617,600

Financial Services - 25.3%
Citigroup, Inc. (United States)	18,389	887,085
J.P. Morgan Chase & Co. (United States)	20,000	840,000
Merrill Lynch & Co., Inc. (United States)	10,000	695,600
		2,422,685

Hotels, Restaurants & Leisure - 7.4%
Harrah's Entertainment, Inc. (United States)	9,950	708,241

Media - 14.2%
Time Warner, Inc. (United States)	60,000	1,038,000
Viacom, Inc. - Class B (United States)	9,057	324,603
		1,362,603

Mortgage Banking - 8.0%
Countrywide Financial Corp. (United States)	20,000	761,600

Retail - 2.9%
Best Buy Co., Inc. (United States)	5,000	274,200

Semiconductor & Semiconductor Equipment - 6.3%
Texas Instruments, Inc. (United States)	20,000	605,800

Telecommunication Services - 12.0%
Qwest Communications International, Inc. (United States)*	90,000	728,100
Vodafone Group PLC - ADR (United Kingdom)	20,000	426,000
		1,154,100

TOTAL COMMON STOCKS (Cost $8,215,465)		9,573,129

WARRANTS - 0.0%

Lucent Technologies, Inc. (United States)*
Expiration December 2007, Exercise Price $2.75
(Acquired 2/22/2005, Cost $12,042)	3,169	856

SHORT-TERM INVESTMENTS - 0.1%

Federated Cash Trust Treasury Money Market Fund	12,456	12,456
(Cost $12,456)

Total Investments in Securities (Cost $8,239,963) - 100.0%		9,586,441
Cash and Other Assets in Excess of Liabilities - 0.0%		1,473
NET ASSETS - 100.0%		$9,587,914

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

Portfolio of Investments by Country at June 30, 2006 (Unaudited)

		Percent of
Country		Net Assets

Canada		2.3%
United Kingdom		4.4%
United States		93.3%

Total Investments in Securities		100.0%
Cash and Other Assets in Excess of Liabilities		0.0%
NET ASSETS		100.0%

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments	$8,383,825

Gross unrealized appreciation	$1,785,228
Gross unrealized depreciation	(582,612)
Net unrealized appreciation	$1,202,616

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 8/22/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 8/22/06

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date 8/15/06

* Print the name and title of each signing officer under his or her signature.